Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005519 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005519 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005519 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005519 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005519 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005519 | Health Care Service A Mutual Legal Reserve
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005519 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005519 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005519 | ONEOK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005519 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005519 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005519 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000005519 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000005519 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005519 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005519 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166313 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166313 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166313 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166313 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166313 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166313 | Health Care Service A Mutual Legal Reserve
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166313 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166313 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166313 | ONEOK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166313 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166313 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166313 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000166313 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000166313 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000166313 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166313 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166313 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225817 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225817 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225817 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225817 | Health Care Service A Mutual Legal Reserve
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225817 | Rogers Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225817 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225817 | ONEOK
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225817 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225817 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225817 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000225817 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000225817 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225817 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225817 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225817 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%